Commitments and Contingencies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 9-Commitments and Contingencies
Operating Leases
Angion leases office and laboratory space in Uniondale, New York from NovaPark, a related party, under an agreement classified as an operating lease expiring on June 20, 2026. Angion’s lease does not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Variable expenses generally represent the Angion’s share of the landlord’s operating expenses, including management fees. Angion does not act as a lessor or have any leases classified as financing leases.
Angion leased office space in Fort Lee, New Jersey, comprising approximately 2,105 square feet for approximately $0.1 million per year, under a non-cancelable operating lease through March 31, 2022. However, this arrangement was excluded from the calculation of lease liabilities and right of use assets as its term was less than one year. The lease was subject to charges for common area maintenance and other costs. Angion did not renew the New Jersey lease and it expired on March 31, 2022.
In July 2020, Angion entered into a lease for office furniture in San Francisco, California set to expire in July 2025, with an immaterial annual lease payment.
In February 2021, Angion entered into a lease for clinical and regulatory space in Newton, Massachusetts (the “Newton lease”), comprising approximately 6,157 square feet for approximately $0.2 million per year, under a non-cancelable operating lease through June 30, 2024. Pursuant to the Newton lease, Angion had four months of free rent starting from February 15, 2021 to June 14, 2021. Angion has one option to extend the term of the lease for three years with nine months’ notice.
The following table summarizes the components of Angion’s operating lease costs (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Operating lease cost	$301	$325	$1,015	$914
Variable lease cost	108	67	252	282
Short-term lease cost	6	16	18	58
Total operating lease cost	$415	$408	$1,285	$1,254
The following table summarizes quantitative information about Angion’s operating leases (dollars in thousands):
	Nine Months Ended September 30,
	2022	2021
Operating cash flows from operating leases	$966	$861
Right-of-use assets exchanged for operating lease liabilities	$—	$624
Weighted-average remaining lease term-operating leases (in years)	3.3	3.5
Weighted-average discount rate-operating leases	9.5%	10.1%
As of September 30, 2022, maturities of lease liabilities were as follows (in thousands):
Year Ended December 31,	Amounts
2022 (remaining three months)	$322
2023	1,305
2024	1,209
2025	1,104
2026	516
Total	4,456
Less present value discount	(750)
Operating lease liabilities	$3,706
Financing obligation
In 2021, Angion entered into an immaterial sale and leaseback arrangement with a third-party financing institution as a financing mechanism to fund certain of its capital expenditures primarily related to operating equipment, whereby the physical asset is sold concurrent with an agreement to lease the asset back. The initial leaseback term is 42 months starting from November 2021. The arrangement includes a renewal option as well as a repurchase option at fair value with a cap at the end of the term. The arrangement does not qualify as an asset sale as control of the equipment did not transfer to the third party and is accounted for as a failed sale-leaseback. Therefore, Angion accounts for the arrangement as a financing transaction and records the proceeds received as a financing obligation. The leased assets are included in property and equipment, net on the condensed consolidated balance sheets and are subject to depreciation.
The following table summarizes quantitative information about Angion’s financing obligation for the nine months ended September 30, 2022 (dollars in thousands):
Cash flow information:
Payments of financing obligation
Operating cash flows from financing obligation	$28
Financing cash flows from financing obligation	$43
Other information:
Weighted-average remaining lease term (in years)	2.6
Weighted-average discount rate (in percent)	1.1%
Carrying value of leased asset included in Property and Equipment, net	$223
Depreciation associated with the Property and Equipment	$46
As of September 30, 2022, maturities of the financing obligation were as follows (in thousands):
Year Ended December 31,	Amounts
2022 (remaining three months)	$25
2023	94
2024	94
2025	31
Total	$244
Litigation
Angion is not a party to any material legal proceedings. From time to time, Angion may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.
Indemnification
Angion enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, Angion indemnifies, holds harmless and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third party with respect to its technology. The term of these indemnification agreements is generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments Angion could be required to make under these arrangements is not determinable. Angion has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, Angion believes the fair value of these agreements is minimal.

Note 11-Commitments and Contingencies
Operating Leases
Angion leases office and laboratory space in Uniondale, New York from NovaPark, a related party, under an agreement classified as an operating lease that expires on June 20, 2026. The lease does not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Variable expenses generally represent Angion’s share of the landlord’s operating expenses, including management fees. Angion does not act as a lessor or have any leases classified as financing leases.
Angion leases office space in Fort Lee, New Jersey, comprising approximately 2,105 square feet for approximately $0.1 million per year, under a non-cancelable operating lease through March 31, 2022. However, this arrangement is excluded from the calculation of lease liabilities and right of use assets as its term is less than one year. The lease is subject to charges for common area maintenance and other costs. Angion is not going to renew the New Jersey lease after March 31, 2022.
In July 2020, Angion entered into a lease for office furniture in San Francisco, California set to expire in July 2025, with an annual lease payment of approximately $13,000.
In February 2021, Angion entered into a lease for clinical and regulatory space in Newton, Massachusetts (the “Newton lease”), comprising approximately 6,157 square feet for approximately $0.2 million per year, under a non-cancelable operating lease through June 30, 2024. Pursuant to the Newton lease, Angion had 4 months of free rent starting from February 15, 2021 to June 14, 2021. Angion has one option to extend the term of the lease for 3 years with 9 months’ notice.
The following table provides the components of Angion’s rent expense (in thousands):
	For the Year Ended December 31,
	2021	2020
Operating leases
Operating lease cost	$1,142	$1,099
Variable cost	473	646
Operating lease expense	1,615	1,745
Short-term lease rent expense	44	91
Total rent expense	$1,659	$1,836
The following table summarizes quantitative information about Angion’s NovaPark operating leases (dollars in thousands):
	For the Year Ended December 31,
	2021	2020
Operating cash flows from operating leases	$1,179	$1,081
Right-of-use assets exchanged for operating lease liabilities	$624	$88
Weighted-average remaining lease term-operating leases (in years)	3.8	5.5
Weighted-average discount rate-operating leases	10.1%	11.0%
As of December 31, 2021, maturities of lease liabilities were as follows (in thousands):
Year Ended December 31,	Amounts
2022	$1,289
2023	1,305
2024	1,209
2025	1,104
2026	516
Thereafter	—
Total	5,423
Less present value discount	(1,054)
Operating lease liabilities	$4,369
Financing obligation
In 2021, Angion entered into a sale and leaseback arrangement with a third-party financing institution as a financing mechanism to fund certain of its capital expenditures primarily related to operating equipment, whereby the physical asset is sold concurrent with an agreement to lease the asset back. The initial leaseback term is 42 months starting from November 2021. The arrangement includes a renewal option as well as a repurchase option at fair value with a cap at the end of the term. The arrangement does not qualify as an asset sale as control of the equipment did not transfer to the third party and is accounted for as a failed sale-leaseback. Therefore, Angion accounts for the arrangement as a financing transaction and records the proceeds received as a financing obligation. The leased assets are included in property and equipment, net on the consolidated balance sheets and are subject to depreciation.
During the year ended December 31, 2021, Angion received $0.3 million in connection with the sale and leaseback of certain equipment.
The following table summarizes quantitative information about Angion’s financing obligation (dollars in thousands):
For the Year Ended December 31, 2021
Cash flow information:
Proceeds from sale and leaseback arrangement	$302
Payments of financing obligation
Operating cash flows from financing obligation	$7
Financing cash flows from financing obligation	$9
Other information:
Weighted-average remaining lease term (in years)	3.0 years
Weighted-average discount rate (in percent)	1.1%
Carrying value of leased asset included in Property and Equipment, net	$270
Depreciation associated with the leased asset	$38
As of December 31, 2021, maturities of financing obligation were as follows (in thousands):
Year Ended December 31,	Amounts
2022	$94
2023	94
2024	94
2025	31
2026	—
Thereafter	—
Total	313
Less present value discount	(20)
Financing obligation	$293
Litigation
Angion is not a party to any material legal proceedings. From time to time, Angion may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.
Indemnification
Angion enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, Angion indemnifies, holds harmless and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third party with respect to its technology. The term of these indemnification agreements is generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments Angion could be required to make under these arrangements is not determinable. Angion has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, Angion believes the fair value of these agreements is minimal.
Paycheck Protection Program
In April 2020, Angion received funds in the amount of $0.9 million pursuant to a loan under the Paycheck Protection Program of the 2020 CARES Act (“PPP”) administered by the Small Business Association. The loan has an interest rate of 1.0% and a term of 24 months. No payments were due for the first 16 months, although interest accrued, and monthly payments were due over the next 8 months to retire the loan plus accrued interest. Funds from the loan could only be used for certain purposes, including payroll, benefits, rent and utilities, and a portion of the loan used to pay certain costs were forgivable, all as provided by the terms of the PPP. The loan was evidenced by a promissory note, which contained customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The SBA approved Angion’s PPP Loan forgiveness application on May 26, 2021 for the entire principal amount of the PPP Loan and accrued interest. As a result, Angion recorded a gain on the forgiveness of the loan in the amount of $0.9 million.
Employee Retention Credit (“ERC”)
The Employee Retention Credit (“ERC”) under the CARES Act is a refundable tax credit which encourages businesses to keep employees on the payroll during the COVID-19 pandemic. Eligible employers could qualify for up to $5,000 of credit for each employee based on qualified wages paid after March 12, 2020 and before January 1, 2021. The Internal Revenue Service (“IRS”) subsequently issued Notice 2021-23 and Notice 2021-49, which collectively extended the ERC eligibility to cover qualified wages paid after December 31, 2020 and before January 1, 2022. Qualified wages are the wages paid to an employee for the time that the employee is not providing services due to an economic hardship, specifically, either (1) a full or partial suspension of operations by order of a governmental authority due to COVID-19, or (2) a significant decline in gross receipts.
During the years ended December 31, 2021 and 2020, Angion received $1.5 million and zero, respectively for ERC and applied the benefit as a reduction to the payroll expenses in the consolidated statement of operations.